BUSINESS REALIGNMENT ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule of Business Realignment Activity
Costs recorded in 2017, 2016 and 2015 related to these activities are as follows:

For the years ended December 31,	2017	2016	2015
Margin for Growth Program:
Severance	$32,554	$—	$—
Accelerated depreciation	6,873	—	—
Other program costs	16,407	—	—
Operational Optimization Program:
Severance	13,828	17,872	—
Accelerated depreciation	—	48,590	—
Other program costs	(303)	21,831	—
2015 Productivity Initiative:
Severance	—	—	81,290
Other program costs	—	5,609	14,285
Other international restructuring programs:
Severance	—	—	6,651
Accelerated depreciation and amortization	—	—	5,904
Mauna Loa Divestiture (see Note 2)	—	—	2,667
Total	$69,359	$93,902	$110,797
Costs associated with business realignment activities are classified in our Consolidated Statements of Income as follows:

For the years ended December 31,	2017	2016	2015
Cost of sales	$5,147	$58,106	$8,801
Selling, marketing and administrative expense	16,449	16,939	17,368
Business realignment costs	47,763	18,857	84,628
Costs associated with business realignment activities	$69,359	$93,902	$110,797

Schedule of Liability Activity for Costs Qualifying as Exit and Disposal Costs
The following table presents the liability activity for costs qualifying as exit and disposal costs for the year ended December 31, 2017:

Total
Liability balance at December 31, 2016	$3,725
2017 business realignment charges (1)	61,872
Cash payments	(26,536)
Other, net	(69)
Liability balance at December 31, 2017 (reported within accrued and other long-term liabilities)	$38,992

(1)
The costs reflected in the liability roll-forward represent employee-related and certain third-party service provider charges. These costs do not include items charged directly to expense, such as accelerated depreciation and amortization and certain of the third-party charges associated with various programs, as those items are not reflected in the business realignment liability in our Consolidated Balance Sheets.